LOAN PAYABLE (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 EUR (€)
Loan bear interest		10.00%
United States of America, Dollars [Member]
Face amount of loan | $		$ 2,242
Euro Member Countries, Euro [Member]
Face amount of loan			€ 2,000
Loan repaid	€ 1,000